Shareholders' Equity (Schedule Of Repurchase Of Shares) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011		Dec. 31, 2010
Shares Repurchased [Line Items]
Number of Shares Repurchased	73,018	1,607,745		3,217,561
Total Cost	$ 2.1	$ 2.1
Average Price of Shares Repurchased		$ 28.90
Rule 10b5-1 [Member]
Shares Repurchased [Line Items]
Number of Shares Repurchased		516,590		110,300
Total Cost		19.0		4.2
12/14/2011 [Member]
Shares Repurchased [Line Items]
Date Trading Plan Initiated		Dec. 14, 2011
2012 Purchase Period		12/16/11-02/16/12	[1]
Trading plans purchase period date range start		12/16/11
Trading plans purchase period date range end		02/16/12
Number of Shares Repurchased		257,329
Average Price of Shares Repurchased		$ 29.06
Total Cost		7.5
Repurchase Authorization Year		2011
12/14/2011 [Member] | Rule 10b5-1 [Member]
Shares Repurchased [Line Items]
Total Average Price of Shares Repurchased	$ 36.94	$ 36.94
12/15/2010 [Member]
Shares Repurchased [Line Items]
Date Trading Plan Initiated		Dec. 15, 2010
2012 Purchase Period		01/01/11-02/22/11	[2]
Trading plans purchase period date range start		01/01/11
Trading plans purchase period date range end		02/22/11
Number of Shares Repurchased		406,290
Average Price of Shares Repurchased		$ 36.59
Total Cost		14.8
Repurchase Authorization Year		2007
03/15/2011 [Member]
Shares Repurchased [Line Items]
Date Trading Plan Initiated		Mar. 15, 2011
2012 Purchase Period		03/16/11-04/27/11
Trading plans purchase period date range start		03/16/11
Trading plans purchase period date range end		04/27/11
Number of Shares Repurchased		123,539
Average Price of Shares Repurchased		$ 32.02
Total Cost		4.0
Repurchase Authorization Year		2011
09/15/2011 [Member]
Shares Repurchased [Line Items]
Date Trading Plan Initiated		Sep. 15, 2011
2012 Purchase Period		09/16/11-10/07/11
Trading plans purchase period date range start		09/16/11
Trading plans purchase period date range end		10/07/11
Number of Shares Repurchased		354,551
Average Price of Shares Repurchased		$ 28.20
Total Cost		$ 10.0
Repurchase Authorization Year		2011

[1]	Through December 31, 2011, 73,018 shares were repurchased at an average price of $28.90 for a total cost of $2.1 million.
[2]	The above table only reflects the 2011 activity under this Rule 10b5-1 trading plan. In 2010, 110,300 shares were repurchased under this Rule 10b5-1 trading plan for a total cost of $4.2 million. Total shares repurchased in 2010 and 2011 under this Rule 10b5-1 trading plan are 516,590 shares at an average price of $36.94 for a total cost of $19.0 million.